CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($)	May 31, 2020	May 31, 2019
Current assets
Cash	$ 4,695,653	$ 4,603,062
Accounts receivables	232,042	325,310
Prepaid expenses and other	300,638	343,864
Total current assets	5,228,333	5,272,236
Non-current assets
Royalty, stream, and other interests	62,570,580	56,260,383
Investment in Silverback	1,978,043	2,191,433
Right-of-use asset	3,721
Total non-current assets	64,552,344	58,451,816
TOTAL ASSETS	69,780,677	63,724,052
Current liabilities
Trade and other payables	1,849,326	1,610,462
Current portion of loans payable	0	2,798,975
Total current liabilities	1,849,326	4,409,437
Non-current liabilities
Loans payable	4,595,440	0
Deferred income tax liabilities	660,305	145,221
Total non-current liabilities	5,255,745	145,221
Total liabilities	7,105,071	4,554,658
EQUITY
Share capital	92,198,893	83,058,255
Reserves	9,153,352	7,396,376
Deficit	(38,676,639)	(31,285,237)
Total equity	62,675,606	59,169,394
TOTAL LIABILITIES AND EQUITY	$ 69,780,677	$ 63,724,052